INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8          -      INTANGIBLE ASSETS, NET

Intangible assets consist of the following as of December 31, 2017:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$110,310	$(103,897)	$6,413
Facilities lease	19	33,500	(21,665)	11,835
Patents and other core technology rights	9	15,100	(15,100)	--
Trade name	9	7,612	(7,009)	603
Customer relationships	15	2,600	(1,610)	990
Others	--	1,000	(1,000)	--
Total identifiable intangible assets		$170,122	$(150,281)	$19,841

Intangible assets consist of the following as of December 31, 2016:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$109,543	$(98,354)	$11,189
Facilities lease	19	33,500	(20,377)	13,123
Patents and other core technology rights	9	15,100	(13,903)	1,197
Trade name	9	7,520	(6,064)	1,456
Customer relationships	15	2,600	(1,436)	1,164
Others	--	1,000	(1,000)	--
Total identifiable intangible assets		$169,263	$(141,134)	$28,129